Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of earnings per share [text block]
	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Income (loss) for the year	$1,150,637	$(683,299)
Weighted average number of shares outstanding	42,391,792	25,986,111
Dilutive effect of options and warrants	13,665,282	-
Weighted average diluted shares outstanding	56,057,074	25,986,111
Basic income (loss) per share	$0.03	$(0.03)
Diluted income (loss) per share	$0.02	$(0.03)

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	December 31, 2018		December 31, 2017
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
Options outstanding, beginning	2,662,500	$0.33	1,640,000	$0.19
Options granted	1,860,000	0.50	1,150,000	0.50
Options exercised	-		(125,000)	0.10
Options expired/forfeited	(562,500)	0.69	(2,500)	1.00
Options outstanding, ending	3,960,000	$0.36	2,662,500	$0.33

Options exercisable, ending	3,741,250	$0.35	2,602,500	$0.32

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
	Weighted average	Number of options
Exercise price	contractual life	outstanding
$0.10	2.50 years	(1)1,350,000
$0.22	3.70 years	100,000
$0.35	4.89 years	585,000
$0.40	3.76 years	550,000
$0.55	4.10 years	600,000
$0.60	4.02 years	600,000
$0.80	3.86 years	175,000
$0.31	3.59 years	3,960,000

(1)	Subsequent to December 31, 2018, 175,000 of these options were exercised for proceeds of $17,500.

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2018	2017
Share price	$0.36	$0.44
Exercise price	$0.50	$0.50
Expected life of options	5 years	5 years
Annualized volatility	176%	100%
Risk-free interest rate	1.79%	1.60%
Dividend rate	0%	0%

Disclosure of detailed information about warrants, activity [Table Text Block]
	Year ended		Year ended
	December 31, 2018		December 31, 2017
		Average		Average
	Number of	exercise	Number of	exercise
	warrants	price	warrants	price
Warrants outstanding, beginning	25,454,600	$0.18	13,444,147	$0.10
Warrants issued	516,800	0.70	13,809,600	0.25
Warrants exercised	(1,525,000)	0.08	(855,000)	0.06
Warrants expired	(569,600)	0.46	(944,147)	0.10
Warrants outstanding, ending	23,876,800	$0.20	25,454,600	$0.18

Disclosure of detailed information about warrants outstanding [Table Text Block]
	Weighted average	Number of warrants
Exercise price	contractual life	outstanding
$0.08	1.67 years	6,558,333
$0.10	2.26 years	11,895,000
$0.45	1.82 years	3,375,000
$0.70	1.95 years	(1)2,048,467
$0.20	2.01 years	23,876,800